General information and significant accounting policies (Details)	3 Months Ended	9 Months Ended
	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) item segment subsidiary	Sep. 30, 2020 USD ($) item	Dec. 31, 2020 USD ($)
Overview
Number of operating segments | segment		1
Number Of Vessels In Operation | item		25	1
Average Age Of Vessels		8 years
Number of wholly owned subsidiaries | subsidiary		79
Number of joint ventures | item		1
Common stock		$ 363,839		$ 352,067
Payments to Acquire Equity Method Investments		$ 5,112,593	$ 0
Corporate Joint Venture [Member]
Overview
Equity Method Investment, Ownership Percentage		50.00%
Marine LLC
Overview
Number of joint ventures | item		1
Equity Method Investment, Ownership Percentage		33.33%
Element 1 Corp. Ardmore Shipping (Bermuda) Limited
Overview
Equity Method Investment, Ownership Percentage		10.00%
Common stock	$ 5,300,000
Payments to Acquire Equity Method Investments	$ 5,000,000.0
Ardmore Shipping Corporation [Member]
Overview
Equity Method Investment, Ownership Percentage		100.00%